Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents (Note 28)	$ 399.6	$ 107.0
Investments (Note 11)	41.3	35.3
Trade and other receivables	138.0	136.6
Income tax receivables	62.9	40.0
Inventories (Note 12)	711.6	471.6
Other assets (Note 13)	36.6	13.9
Current assets	1,390.0	804.4
Non-current assets
Mineral properties, plant and equipment (Note 14)	5,675.1	2,226.4
Long-term inventories (Note 12)	27.8	26.3
Long-term tax receivables	14.7	8.5
Deferred tax assets (Note 31)	80.4	55.9
Long-term investments (Note 16)	0.0	121.2
Other long-term assets (Note 17)	25.1	5.8
Total assets	7,213.1	3,248.5
Current liabilities
Accounts payable and accrued liabilities (Note 18)	498.0	308.0
Provisions (Note 19)	41.6	17.9
Lease obligations (Note 20)	45.7	13.6
Debt (Note 21)	6.7	13.7
Income tax payables	32.1	25.8
Other liabilities	0.1	1.8
Current liabilities	624.2	380.8
Non-current liabilities
Long-term provisions (Note 19)	432.4	285.3
Deferred tax liabilities (Note 31)	541.6	140.3
Long-term lease obligations (Note 20)	52.2	19.5
Long-term debt (Note 21)	697.0	180.0
Other long-term liabilities (Note 22)	93.2	41.0
Total liabilities	2,440.6	1,046.9
Equity (Note 23)
Issued capital	5,966.5	3,140.0
Share option reserve	94.0	93.3
Investment revaluation reserve	(30.3)	(3.0)
Deficit	(1,269.5)	(1,034.8)
Total equity attributable to Company shareholders	4,760.7	2,195.5
Non-controlling interests	11.8	6.1
Total equity	4,772.5	2,201.6
Total liabilities and equity	$ 7,213.1	$ 3,248.5